Pacific FundsSM Large-Cap Value Class: A (PFAAX), C (PFVCX), Advisor (PFVDX), Investor (PFVRX)	Summary Prospectus August 1, 2016
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.pacificlife.com/pacificfunds.html. You can also get this information at no cost by calling customer service at (800) 722-2333 (select Option 2) or by sending an e-mail request to PFdocumentrequest@pacificlife.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2016, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website, telephone number, or e-mail address noted above.

Investment Goal

This Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	Advisor	Investor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	Advisor	Investor
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	None	0.25%
Other Expenses	7.94%	7.94%	7.94%	7.94%
Total Annual Fund Operating Expenses	8.84%	9.59%	8.59%	8.84%
Less Expense Reimbursement[1]	(7.74%)	(7.74%)	(7.74%)	(7.74%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.10%	1.85%	0.85%	1.10%

1  The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.20% for Class A, C, Advisor Class and Investor Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 532	$ 288	$ 87	$ 112
3 years	$1,540	$1,379	$1,092	$1,165
5 years	$3,231	$3,237	$2,825	$2,930
10 years	$6,920	$7,187	$6,641	$6,784

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Share Class
	A	C	Advisor	Investor
1 year	$ 532	$ 188	$ 87	$ 112
3 years	$1,540	$1,379	$1,092	$1,165
5 years	$3,231	$3,237	$2,825	$2,930
10 years	$6,920	$7,187	$6,641	$6,784

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For the period between January 11, 2016 to March 31, 2016, the portfolio turnover rate was 48% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of large capitalization U.S. companies. The Fund defines a large-capitalization company as one whose market capitalization falls within the range of the Russell 1000 Value Index at the time of purchase, and invests primarily in equity securities of large-capitalization value companies as defined by the Russell 1000 Value Index. As of March 31, 2016, the market capitalization range of the Russell 1000 Value Index was approximately $169.3 million to $446.8 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $124.2 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000 Value Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. The Fund will sell securities that no longer meet the investment criteria of the portfolio management team.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have stabler prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Large-Cap Value Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Each class of the Fund available in this prospectus was first offered on January 11, 2016.

The bar chart shows the performance of the Fund’s Investor Class shares. The performance figures shown below for Investor Class, Class A, Class C and Advisor Class shares of the Fund reflect the historical performance of the then-existing Investor Class shares of the Predecessor Fund for periods prior to January 11, 2016. These performance figures have not been adjusted to reflect estimated fees and expenses of Investor Class, Class A, Class C and Advisor Class shares of the Fund, respectively, for periods prior to January 1, 2016, but have been so adjusted for the period between January 1, 2016 and January 10, 2016. If the returns prior to January 1, 2016 had been adjusted, then performance for the share classes could vary from the returns shown based on differences in their fee and expense structures. The Investor Class shares of the Predecessor Fund commenced operations on December 31, 2014.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1

1 Investor Class return for the period 1/1/16 through 6/30/16: 1.89%

Best and worst quarterly performance reflected within the bar chart: Q4 2015: 5.22%; Q3 2015: (6.81%)

Average Annual Total Returns (For the periods ended December 31, 2015)	1 year	Since Inception
Investor Class (before taxes)	(2.14%)	(2.14%)
Investor Class (after taxes on distributions)[1]	(2.87%)	(2.87%)
Investor Class (after taxes on distributions and sale of Fund shares)[1]	(0.78%)	(0.78%)
Class A (before taxes)	(6.27%)	(6.27%)
Class C (before taxes)	(3.10%)	(3.10%)
Advisor Class (before taxes)	(2.14%)	(2.14%)
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)	(3.83%)	(3.83%)

1 The after-tax returns were previously disclosed for Class A, but are now shown for
Investor Class because Investor Class returns are shown in the bar chart.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Investor Class shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – Rothschild Asset Management Inc. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Chris R. Kaufman, Managing Director, Portfolio Manager	Since 2014*
Paul Roukis, CFA, Managing Director, Portfolio Manager	Since 2014*
Luis Ferreira, CFA, Managing Director, Portfolio Manager	Since 2014*
Mark K. Tavel, Managing Director, Portfolio Manager	Since 2014*

*Reflects December 31, 2014 inception date of the Predecessor Fund.

Purchase and Sale of Fund Shares

Once you have established an account, you may generally purchase or redeem (sell) shares of a Fund on any business day by mail (Pacific Funds, P.O. Box 9768, Providence, RI 02940-9768), overnight mail (Pacific Funds, 4400 Computer Drive, Westborough, MA 01581), by telephone by calling customer service at (800) 722-2333 (select Option 2) or by wire or electronic funds transfer. For accounts established through a broker-dealer or other financial intermediary, please contact your financial professional to purchase or redeem shares.

For Class A, Class B and Class C shares, the minimum initial investment is $1,000, and the minimum subsequent investment is $50. There is no minimum initial or subsequent investment for Class R shares because they are generally only available to certain employer-sponsored retirement, savings or benefit plans. For Class I shares, the minimum initial investment is $500,000, with no subsequent investment minimum. Class I shares are only available to eligible investors. There is no minimum initial or subsequent investment for Advisor Class or Investor Class shares because they are generally only available to investors in fee-based advisory programs. Not all classes are available for direct investment for all Funds. Pacific Funds Series Trust (the “Trust” or “Pacific Funds”) reserves the right to waive or change minimum investment amounts, including for certain types of retirement plans. The Trust and Pacific Select Distributors, LLC, the distributor and principal underwriter for the Trust (the “Distributor”), reserve the right to reject any request to buy shares.

Purchase and sale orders are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after an authorized designee of the Trust receives, or the transfer agent of the Trust receives at its processing location in Westborough, MA, the order in proper form (which may not be the day the request is first received at the P.O. Box for any orders sent to the Trust’s P.O. Box). This may affect the date on which the order is processed.

Tax Information

The Trust’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a fund supermarket), the Trust and its related companies may pay the broker-dealer or other financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary’s website for more information.

Visit us at our Website: www.PacificFunds.com 30838-16A